Income Taxes - Schedule of Current and Deferred Components of Income Tax Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense	¥ 2,967	¥ 1,700
Total income tax expense	¥ 2,967	¥ 1,700